Commission and Fee Income and Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commission and fee income and expense:
Commission and fee income	€ 12,921	€ 14,102	€ 14,999
Commission and fee expense	2,882	3,100	3,255
Net commissions and fee income	€ 10,039	€ 11,002	€ 11,744